ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Asset Retirement Obligations [Table Text Block]
	2012	2011

Balance, beginning of year	$171,395	$155,395
Change in obligation	—	—
Accretion expense	16,000	16,000
Balance, end of year	$187,395	$171,395